Related Party Transactions - Additional Information (Details)			1 Months Ended		5 Months Ended	12 Months Ended
	Mar. 14, 2020 CNY (¥)	Aug. 16, 2018	Apr. 30, 2020 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Mar. 30, 2020 CNY (¥)	Mar. 05, 2020 CNY (¥)	Jul. 31, 2018 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due to a related party						¥ 631,000
Related parties debt extended maturity period						2021-09
Drawdowns					¥ 4,991,000	¥ 6,801,000		$ 1,042,299
Jack Huang | Commercial Loan Facility (the "Facility")
RELATED PARTY TRANSACTIONS
Term of commercial loan facility				3 years
Maximum borrowing capacity				¥ 15,000,000
Affiliate Company | Purchase of Online Educational Platform Services
RELATED PARTY TRANSACTIONS
Cost of revenues						115,968
CEO, Director, Shareholder, and Mr. Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Amounts due to a related party											¥ 431,000
CEO, Director, Shareholder, and Mr. Xiaofeng Ma | Muhua Shangce
RELATED PARTY TRANSACTIONS
Amounts due to a related party										¥ 200,000
Mr. Xiaofeng Ma | Muhua Shangce
RELATED PARTY TRANSACTIONS
Amounts due to a related party						¥ 500,000			¥ 500,000
Related party interest rate terms						ten-month interest-free
Mr. Xiaofeng Ma | Joint Liability Guarantee | Muhua Shangce
RELATED PARTY TRANSACTIONS
Related party debt			¥ 3,000,000
Interest rate (as a percent)			4.35%
Shanghai Aixue Culture Communication Co., Ltd. | President | Huanqiuyimeng
RELATED PARTY TRANSACTIONS
Expenses prepaid on behalf of related party	¥ 672,254				1,038,494
Payment made from related party's operating expenses	¥ 483,902				1,037,126
Due from related parties					¥ 1,368
ATA Education | Commercial Loan Facility (the "Facility")
RELATED PARTY TRANSACTIONS
Interest rate (as a percent)				6.525%
Pledge agreement period				3 years
Drawdowns												¥ 15,000,000
Interest expenses							¥ 249,683
Entities controlled by Chairman, Chief Executive Officer and certain management members | Disposal of ATA Online to entities controlled by Management
RELATED PARTY TRANSACTIONS
Equity interest transferred (in percent)		67.50%